Significant judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2025
Significant judgments, estimates and assumptions

3. Significant judgments, estimates and assumptions

The preparation of the Company’s consolidated financial statements in conformity with IFRS Accounting Standards requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities and contingent liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Estimates and assumptions are continuously evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. However, actual outcomes can differ from these estimates. Information about significant sources of estimation uncertainty and judgments made by management in preparing the consolidated financial statements are described below.

Mineral Resources and Mineral Reserves estimates and royalty depletion and depreciation-like charges

The value of royalty interests and streams and other interests is primarily driven by mineral production from a mine, and operator decisions regarding such production are informed by Mineral Resources and Mineral Reserves for various properties. Royalty interests, streams and other interests comprise the vast majority of the Company’s assets and, as such, any change in the Mineral Resources and Mineral Reserves estimates of the properties to which the interests relate may have a significant effect on the Company’s consolidated financial statements. The volume and timing of future metal deliveries to the Company is influenced by Mineral Resources and Mineral Reserves estimates. The estimation of Mineral Resources and Reserves impacts the rates of depletion and depreciation-like charges and recoverability of the carrying value of the royalty interests, and, for stream and other interests, the fair value.

In determining these estimates, the Company relies on information to which it is entitled under contracts with operators and/or public disclosures of Mineral Resources and Mineral Reserves information from the mine operators for specific properties.

The estimates of Mineral Resources and Mineral Reserves may change based on additional knowledge gained subsequent to the initial assessment. Changes in the estimates of Mineral Resources and Mineral Reserves may materially impact the assessed recoverability of the carrying value of royalty interests, and, for streams and other interests, the fair value.

Streams and other interests

On September 26, 2025, Vox acquired a portfolio of PMPAs from Deterra Royalties Limited. Under the terms of these agreements, Vox purchases a defined percentage of payable gold at a dynamic price that is typically set by market reference prices (LBMA or COMEX) and grants the ability to Vox to capture margin at the time of on-sale of metal on each delivered ounce. This pricing and physical metal delivery mechanism provides Vox with direct exposure to metal production and price movements, similar to traditional streaming agreements. These PMPAs are economically driven by cash flows linked to both metal pricing fluctuations and production volumes. PMPAs meet the definition of financial assets under IFRS 9 Financial Instruments and are recognized at FVPL. The net realized margin from the PMPA’s is presented separately from the non-cash components of the changes in fair value, as net precious metals income.

Impairment and reversal of impairment

Assessment of impairment and reversal of impairment of royalty interests at the end of each reporting period requires the use of judgments when assessing whether there are any indicators that give rise to the requirement to conduct an impairment or impairment reversal analysis on the Company’s royalty interests. Indicators which could trigger an impairment or impairment reversal analysis include, but are not limited to, a significant adverse change in operator reserve and resource estimates, operating status, change in permitting and concession rights, industry or economic trends, current or forecast commodity prices, and other relevant operator information. The assessment of fair values requires the use of estimates and assumptions for recoverable production, long-term commodity prices, discount rates, reserve/resource conversion, foreign exchange rates, future capital expansion plans and the associated attributable production implications. In addition, the Company may use other approaches in determining fair value which may include judgment and estimates related to (i) dollar value per ounce or pound of reserve/resource, (ii) cash-flow multiples and (iii) market capitalization of comparable assets. Changes in any of the assumptions and estimates used in determining the fair value of the royalty interests could impact the impairment or impairment reversal analysis.

Income taxes

The interpretation and application of existing tax laws, regulations and rules in Australia, Canada, Cayman Islands and the United States, or any of the other countries in which royalty interests and streams and other interests are located or where commodities are sold, requires judgment. The likelihood that tax positions taken will be sustained upon examination by applicable tax authorities is based on facts and circumstances of the relevant tax position, considering all available evidence. Differing interpretation of these laws, regulations and rules could result in an increase in the Company’s taxes, governmental charges, duties or impositions.

In assessing the probability of realizing deferred income tax assets, the Company makes estimates related to expectations of future taxable income and expected timing of reversals of existing temporary differences. Such estimates are based on forecasted cash flows from operations which require the use of estimates and assumptions, such as forecast commodity prices and future production. Therefore, the amount of deferred income tax assets recognized on the balance sheet could be reduced if the actual results differ significantly from the forecast. The Company reassesses its deferred income tax assets at the end of each reporting period. Deferred tax assets are reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the asset to be recovered.